UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential QMA Long-Short Equity
Fund, Prudential US Real Estate Fund and Prudential Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2018

Date of reporting period:	6/30/2017

Item 1.	Schedule of Investments

Prudential QMA Long-Short Equity Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 2.2%
BWX Technologies, Inc.	53,400	$2,603,250
Huntington Ingalls Industries, Inc.	10,300	1,917,448
Moog, Inc. (Class A Stock)*	8,100	580,932
Spirit AeroSystems Holdings, Inc. (Class A Stock)	45,100	2,613,094
Wesco Aircraft Holdings, Inc.*	10,200	110,670

		7,825,394

Auto Components — 0.7%
Cooper-Standard Holdings, Inc.*	12,000	1,210,440
Lear Corp.	8,100	1,150,848
Tenneco, Inc.	1,400	80,962

		2,442,250

Banks — 3.3%
Bank of America Corp.(u)	233,500	5,664,710
JPMorgan Chase & Co.(u)	45,900	4,195,260
QCR Holdings, Inc.	3,100	146,940
SunTrust Banks, Inc.	29,200	1,656,224

		11,663,134

Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	8,300	756,213
National Beverage Corp.	28,300	2,647,748
PepsiCo, Inc.	14,100	1,628,409

		5,032,370

Biotechnology — 4.6%
AbbVie, Inc.	55,600	4,031,556
Alexion Pharmaceuticals, Inc.*	4,100	498,847
Amgen, Inc.	8,480	1,460,510
Biogen, Inc.*	1,680	455,885
BioSpecifics Technologies Corp.*	4,700	232,697
Bioverativ, Inc.*	15,940	959,110
Celgene Corp.*(u)	33,900	4,402,593
Gilead Sciences, Inc.	18,000	1,274,040
Vertex Pharmaceuticals, Inc.*	21,600	2,783,592

		16,098,830

Building Products — 1.8%
American Woodmark Corp.*	2,100	200,655
Armstrong World Industries, Inc.*	11,400	524,400
Continental Building Products, Inc.*	70,600	1,644,980
Gibraltar Industries, Inc.*	4,800	171,120
NCI Building Systems, Inc.*	76,000	1,269,200
Patrick Industries, Inc.*	10,300	750,355
Trex Co., Inc.*	7,600	514,216
Universal Forest Products, Inc.	15,100	1,318,381

		6,393,307

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)	2,560	568,064
LPL Financial Holdings, Inc.	8,400	356,664
Raymond James Financial, Inc.	4,100	328,902

		1,253,630

Chemicals — 1.4%
A Schulman, Inc.	9,500	304,000

Chemours Co. (The)	64,300	2,438,256
KMG Chemicals, Inc.	2,600	126,542
Koppers Holdings, Inc.*	20,900	755,535
Trinseo SA	20,700	1,422,090

		5,046,423

Commercial Services & Supplies — 0.3%
Knoll, Inc.	15,900	318,795
Quad/Graphics, Inc.	20,000	458,400
Steelcase, Inc. (Class A Stock)	24,800	347,200

		1,124,395

Communications Equipment — 2.8%
CommScope Holding Co., Inc.*	89,000	3,384,670
F5 Networks, Inc.*	22,400	2,846,144
Juniper Networks, Inc.	68,900	1,920,932
Plantronics, Inc.	32,300	1,689,613

		9,841,359

Construction & Engineering — 1.6%
Comfort Systems USA, Inc.	19,200	712,320
EMCOR Group, Inc.	21,900	1,431,822
MasTec, Inc.*	79,100	3,571,365

		5,715,507

Construction Materials — 0.1%
Eagle Materials, Inc.	4,300	397,406

Consumer Finance — 0.3%
Navient Corp.	60,100	1,000,665
Nelnet, Inc. (Class A Stock)	3,400	159,834

		1,160,499

Containers & Packaging — 1.1%
Crown Holdings, Inc.*	12,600	751,716
Greif, Inc. (Class A Stock)	35,000	1,952,300
Owens-Illinois, Inc.*	26,600	636,272
Packaging Corp. of America	400	44,556
WestRock Co.	11,000	623,260

		4,008,104

Distributors — 0.4%
Genuine Parts Co.	1,600	148,416
LKQ Corp.*	43,000	1,416,850

		1,565,266

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	2,400	188,184

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	19,400	731,962
Verizon Communications, Inc.	54,300	2,425,038

		3,157,000

Electric Utilities — 1.3%
FirstEnergy Corp.	109,300	3,187,188
PPL Corp.	33,300	1,287,378

		4,474,566

Electrical Equipment — 0.0%
EnerSys	1,400	101,430

Electronic Equipment, Instruments & Components — 1.8%
Anixter International, Inc.*	10,200	797,640
Insight Enterprises, Inc.*	3,800	151,962
Itron, Inc.*	56,500	3,827,875
PC Connection, Inc.	8,000	216,480
SYNNEX Corp.	10,600	1,271,576

		6,265,533

Energy Equipment & Services — 0.3%
Archrock, Inc.	28,200	321,480
McDermott International, Inc.*	21,800	156,306
Unit Corp.*	25,100	470,123

		947,909

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	14,400	1,905,408
Apple Hospitality REIT, Inc.	6,400	119,744
Chesapeake Lodging Trust	13,100	320,557
Franklin Street Properties Corp.	43,100	477,548
GEO Group, Inc. (The)	106,200	3,140,334
InfraREIT, Inc.	14,200	271,930
Outfront Media, Inc.	38,800	897,056
Ryman Hospitality Properties, Inc.	8,800	563,288
Spirit Realty Capital, Inc.	28,700	212,667
VEREIT, Inc.	179,700	1,462,758
WP Carey, Inc.	13,000	858,130
Xenia Hotels & Resorts, Inc.	68,800	1,332,656

		11,562,076

Food & Staples Retailing — 0.0%
Ingles Markets, Inc. (Class A Stock)	3,900	129,870

Food Products — 3.0%
Blue Buffalo Pet Products, Inc.*	67,600	1,541,956
Conagra Brands, Inc.	48,100	1,720,056
Lamb Weston Holdings, Inc.	9,933	437,449
Sanderson Farms, Inc.	25,500	2,949,075
Tyson Foods, Inc. (Class A Stock)	59,800	3,745,274

		10,393,810

Gas Utilities — 1.8%
Atmos Energy Corp.	44,800	3,716,160
UGI Corp.	55,000	2,662,550

		6,378,710

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	37,800	1,837,458
Baxter International, Inc.	67,200	4,068,288
Danaher Corp.	41,000	3,459,990
Edwards Lifesciences Corp.*	6,640	785,113
Hill-Rom Holdings, Inc.	14,100	1,122,501
Hologic, Inc.*	69,200	3,140,296
IDEXX Laboratories, Inc.*	5,000	807,100
Masimo Corp.*	40,200	3,665,436

		18,886,182

Health Care Providers & Services — 3.9%
Centene Corp.*	11,500	918,620

Express Scripts Holding Co.*	47,000	3,000,480
Magellan Health, Inc.*	9,700	707,130
UnitedHealth Group, Inc.(u)	25,100	4,654,042
WellCare Health Plans, Inc.*(u)	24,300	4,363,308

		13,643,580

Health Care Technology — 1.3%
Cerner Corp.*(u)	68,600	4,559,842

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.	88,600	1,880,978
Choice Hotels International, Inc.	6,800	436,900
Extended Stay America, Inc., UTS	92,100	1,783,056
McDonald’s Corp.	4,900	750,484
Potbelly Corp.*	9,200	105,800
Ruth’s Hospitality Group, Inc.	31,600	687,300
Texas Roadhouse, Inc.	5,700	290,415
Yum China Holdings, Inc.*	93,900	3,702,477

		9,637,410

Household Durables — 2.9%
D.R. Horton, Inc.	92,400	3,194,268
Flexsteel Industries, Inc.	3,200	173,152
La-Z-Boy, Inc.	37,600	1,222,000
NVR, Inc.*	1,660	4,001,613
Taylor Morrison Home Corp. (Class A Stock)*	63,700	1,529,437

		10,120,470

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	45,700	507,727
Atlantica Yield PLC (Spain)	55,500	1,185,480
NRG Energy, Inc.	55,400	953,988

		2,647,195

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	8,000	763,200

Insurance — 1.7%
American Equity Investment Life Holding Co.	32,700	859,356
American International Group, Inc.	59,900	3,744,948
Unum Group	26,800	1,249,684

		5,853,988

Internet & Direct Marketing Retail — 1.6%
1-800-Flowers.com, Inc. (Class A Stock)*	52,500	511,875
FTD Cos., Inc.*	13,100	262,000
Liberty Interactive Corp. QVC Group (Class A Stock)*	36,200	888,348
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	24,900	288,840
Nutrisystem, Inc.	70,600	3,674,730

		5,625,793

Internet Software & Services — 4.2%
Alphabet, Inc. (Class A Stock)*	1,500	1,394,520
Alphabet, Inc. (Class C Stock)*(u)	5,762	5,236,102
Bankrate, Inc.*	58,200	747,870
Blucora, Inc.*	25,200	534,240
Cars.com, Inc.*	8,766	233,439
CoStar Group, Inc.*	2,400	632,640
Facebook, Inc. (Class A Stock)*(u)	40,100	6,054,298

		14,833,109

IT Services — 2.1%
Booz Allen Hamilton Holding Corp.	24,700	803,738
CACI International, Inc. (Class A Stock)*	7,700	962,885
DST Systems, Inc.	13,600	839,120
First Data Corp. (Class A Stock)*	142,000	2,584,400
Hackett Group, Inc. (The)	25,100	389,050
Leidos Holdings, Inc.	19,200	992,448
Total System Services, Inc.	5,200	302,900
Travelport Worldwide Ltd.	41,500	571,040

		7,445,581

Life Sciences Tools & Services — 0.7%
Bruker Corp.	47,300	1,364,132
Charles River Laboratories International, Inc.*	4,300	434,945
PRA Health Sciences, Inc.*	8,300	622,583

		2,421,660

Machinery — 3.0%
Crane Co.	5,500	436,590
Fortive Corp.	9,900	627,165
Global Brass & Copper Holdings, Inc.	16,000	488,800
Harsco Corp.*	16,500	265,650
IDEX Corp.	8,100	915,381
Lydall, Inc.*	8,700	449,790
Mueller Industries, Inc.	3,900	118,755
Oshkosh Corp.	48,800	3,361,344
SPX Corp.*	52,000	1,308,320
SPX FLOW, Inc.*	4,700	173,336
Wabash National Corp.	109,200	2,400,216

		10,545,347

Media — 1.1%
Cinemark Holdings, Inc.	50,100	1,946,385
News Corp. (Class A Stock)	22,800	312,360
TEGNA, Inc.	1,100	15,851
Viacom, Inc. (Class B Stock)	43,400	1,456,938

		3,731,534

Metals & Mining — 2.7%
Alcoa Corp.	9,500	310,175
Reliance Steel & Aluminum Co.	4,100	298,521
Southern Copper Corp. (Peru)	70,300	2,434,489
Steel Dynamics, Inc.(u)	115,400	4,132,474
Worthington Industries, Inc.	42,600	2,139,372

		9,315,031

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	78,500	1,462,455

Multi-Utilities — 0.9%
MDU Resources Group, Inc.	112,600	2,950,120
Public Service Enterprise Group, Inc.	6,000	258,060

		3,208,180

Multiline Retail — 0.9%
Kohl’s Corp.	25,800	997,686
Macy’s, Inc.	94,500	2,196,180

		3,193,866

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	19,200	2,003,136
Devon Energy Corp.	96,600	3,088,302
Marathon Petroleum Corp.	44,600	2,333,918
Newfield Exploration Co.*	101,700	2,894,382
Tesoro Corp.	33,100	3,098,160
Valero Energy Corp.	27,800	1,875,388

		15,293,286

Paper & Forest Products — 0.6%
KapStone Paper and Packaging Corp.	95,200	1,963,976

Personal Products — 0.1%
Avon Products, Inc.*	63,000	239,400

Pharmaceuticals — 1.9%
Allergan PLC(u)	17,700	4,302,693
Mallinckrodt PLC*	50,500	2,262,905

		6,565,598

Professional Services — 0.4%
Insperity, Inc.	17,500	1,242,500

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	43,200	1,572,480
Marcus & Millichap, Inc.*	9,700	255,692
RMR Group, Inc. (The) (Class A Stock)	6,700	325,955

		2,154,127

Road & Rail — 0.2%
CSX Corp.	3,100	169,136
Union Pacific Corp.	3,500	381,185

		550,321

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.*(u)	51,600	3,338,004
Alpha & Omega Semiconductor Ltd.*	17,400	290,058
Amkor Technology, Inc.*	23,300	227,641
Applied Materials, Inc.(u)	105,200	4,345,812
Broadcom Ltd.	1,600	372,880
Brooks Automation, Inc.	29,700	644,193
Entegris, Inc.*	17,200	377,540
NVE Corp.	3,600	277,200
Power Integrations, Inc.	1,900	138,510
Semtech Corp.*	10,000	357,500
Texas Instruments, Inc.	7,000	538,510
Ultra Clean Holdings, Inc.*	29,700	556,875

		11,464,723

Software — 7.7%
Activision Blizzard, Inc.	67,100	3,862,947
Adobe Systems, Inc.*(u)	34,100	4,823,104
Aspen Technology, Inc.*	4,300	237,618
Barracuda Networks, Inc.*	1,800	41,508
Bottomline Technologies de, Inc.*	17,900	459,851
Electronic Arts, Inc.*(u)	42,900	4,535,388
Intuit, Inc.(u)	30,100	3,997,581
Manhattan Associates, Inc.*	26,400	1,268,784
Nuance Communications, Inc.*	38,600	672,026
Oracle Corp.(u)	90,800	4,552,712
Synopsys, Inc.*	34,300	2,501,499

		26,953,018

Specialty Retail — 2.2%
Asbury Automotive Group, Inc.*	19,600	1,108,380
Burlington Stores, Inc.*	35,800	3,293,242
Dick’s Sporting Goods, Inc.	10,600	422,198
Francesca’s Holdings Corp.*	30,500	333,670
Gap, Inc. (The)	103,800	2,282,562
Michaels Cos., Inc. (The)*	14,800	274,096

		7,714,148

Technology Hardware, Storage & Peripherals — 2.2%
HP, Inc.	50,100	875,748
NCR Corp.*	92,100	3,761,364
Seagate Technology PLC	74,800	2,898,500

		7,535,612

Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	7,300	835,850
Skechers U.S.A., Inc. (Class A Stock)*	22,100	651,950
Wolverine World Wide, Inc.	11,900	333,319

		1,821,119

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	54,200	886,170

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	21,400	1,263,670
BMC Stock Holdings, Inc.*	34,800	760,380

		2,024,050

Water Utilities — 0.1%
SJW Group	6,400	314,752

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.*	55,600	3,370,472
Telephone & Data Systems, Inc.	14,400	399,600
United States Cellular Corp.*	8,100	310,392

		4,080,464

TOTAL LONG-TERM INVESTMENTS (cost $291,338,053)		341,864,649

SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUND — 2.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $7,832,161)(w)	7,832,161	7,832,161

	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills, 0.954%, 09/21/17 (cost $149,685)	150	149,676

TOTAL SHORT-TERM INVESTMENTS (cost $7,981,846)		7,981,837

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 100.1% (cost $299,319,899)(x)		349,846,486

SECURITIES SOLD SHORT — (68.5)%
COMMON STOCKS
Aerospace & Defense — (1.4)%
Aerovironment, Inc.*	15,800	(603,560)
Mercury Systems, Inc.*	30,100	(1,266,909)
TransDigm Group, Inc.	11,800	(3,172,666)

		(5,043,135)

Air Freight & Logistics — (0.1)%
Echo Global Logistics, Inc.*	14,300	(284,570)

Auto Components — (0.1)%
Motorcar Parts of America, Inc.*	11,000	(310,640)

Banks — (2.0)%
BancorpSouth, Inc.	5,900	(179,950)
Bank of Hawaii Corp.	4,600	(381,662)
Commerce Bancshares, Inc.	33,935	(1,928,526)
Community Bank System, Inc.	7,000	(390,390)
CVB Financial Corp.	27,200	(610,096)
First Republic Bank	6,900	(690,690)
Glacier Bancorp, Inc.	6,400	(234,304)
Pinnacle Financial Partners, Inc.	16,000	(1,004,800)
ServisFirst Bancshares, Inc.	7,800	(287,742)
United Bankshares, Inc.	4,700	(184,240)
Webster Financial Corp.	20,600	(1,075,732)

		(6,968,132)

Beverages — (0.2)%
MGP Ingredients, Inc.	10,500	(537,285)

Biotechnology — (4.4)%
Amicus Therapeutics, Inc.*	90,600	(912,342)
Array BioPharma, Inc.*	105,100	(879,687)
Bluebird Bio, Inc.*	21,500	(2,258,575)
Clovis Oncology, Inc.*	29,100	(2,724,633)
Halozyme Therapeutics, Inc.*	80,200	(1,028,164)
Ironwood Pharmaceuticals, Inc.*	32,300	(609,824)
Prothena Corp. PLC (Ireland)*	17,600	(952,512)
Radius Health, Inc.*	19,700	(891,031)
Sarepta Therapeutics, Inc.*	34,700	(1,169,737)
Spark Therapeutics, Inc.*	8,200	(489,868)
TESARO, Inc.*	24,700	(3,454,542)

		(15,370,915)

Capital Markets — (0.5)%
FactSet Research Systems, Inc.	7,100	(1,179,878)
Financial Engines, Inc.	3,100	(113,460)
Interactive Brokers Group, Inc. (Class A Stock)	8,400	(314,328)

		(1,607,666)

Chemicals — (1.8)%
CF Industries Holdings, Inc.	111,000	(3,103,560)
FMC Corp.	7,700	(562,485)
International Flavors & Fragrances, Inc.	18,200	(2,457,000)
Mosaic Co. (The)	14,400	(328,752)

		(6,451,797)

Commercial Services & Supplies — (1.6)%
Cintas Corp.	11,400	(1,436,856)
Clean Harbors, Inc.*	8,500	(474,555)
Covanta Holding Corp.	10,000	(132,000)
Healthcare Services Group, Inc.	46,100	(2,158,863)
Mobile Mini, Inc.	12,800	(382,080)
Team, Inc.*	17,300	(405,685)
US Ecology, Inc.	10,400	(525,200)

		(5,515,239)

Communications Equipment — (2.5)%
CalAmp Corp.*	22,600	(459,458)
Ciena Corp.*	17,400	(435,348)
Infinera Corp.*	90,000	(960,300)
Lumentum Holdings, Inc.*	7,300	(416,465)
Palo Alto Networks, Inc.*	30,300	(4,054,443)
ViaSat, Inc.*	34,400	(2,277,280)

		(8,603,294)

Construction & Engineering — (0.4)%
Granite Construction, Inc.	25,000	(1,206,000)
NV5 Global, Inc.*	6,700	(284,750)

		(1,490,750)

Consumer Finance — (0.2)%
FirstCash, Inc.	11,500	(670,450)

Containers & Packaging — (1.0)%
Ball Corp.	79,200	(3,343,032)

Diversified Consumer Services — (0.1)%
Adtalem Global Education, Inc.	4,500	(170,775)

Electric Utilities — (1.3)%
Alliant Energy Corp.	83,300	(3,346,161)
Pinnacle West Capital Corp.	11,700	(996,372)
PNM Resources, Inc.	3,900	(149,175)

		(4,491,708)

Electrical Equipment — (0.6)%
Acuity Brands, Inc.	9,700	(1,971,816)

Electronic Equipment, Instruments & Components — (1.1)%
Mesa Laboratories, Inc.	1,600	(229,296)
National Instruments Corp.	49,200	(1,978,824)
Universal Display Corp.	15,800	(1,726,150)

		(3,934,270)

Energy Equipment & Services — (2.0)%
Dril-Quip, Inc.*	2,800	(136,640)
Forum Energy Technologies, Inc.*	19,600	(305,760)
Halliburton Co.	49,200	(2,101,332)
Patterson-UTI Energy, Inc.	22,200	(448,218)
Schlumberger Ltd.	46,500	(3,061,560)
U.S. Silica Holdings, Inc.	27,700	(983,073)

		(7,036,583)

Equity Real Estate Investment Trusts (REITs) — (4.4)%
CoreSite Realty Corp.	3,000	(310,590)
CubeSmart	98,100	(2,358,324)
CyrusOne, Inc.	26,600	(1,482,950)

Digital Realty Trust, Inc.	12,600	(1,423,170)
Education Realty Trust, Inc.	2,900	(112,375)
Extra Space Storage, Inc.	4,400	(343,200)
Federal Realty Investment Trust	4,300	(543,477)
Healthcare Realty Trust, Inc.	5,600	(191,240)
Kilroy Realty Corp.	15,000	(1,127,250)
Life Storage, Inc.	29,300	(2,171,130)
National Retail Properties, Inc.	44,300	(1,732,130)
Realty Income Corp.	49,600	(2,736,928)
Regency Centers Corp.	2,500	(156,600)
Retail Opportunity Investments Corp.	29,100	(558,429)

		(15,247,793)

Food & Staples Retailing — (0.2)%
Casey’s General Stores, Inc.	5,600	(599,816)
Smart & Final Stores, Inc.*	8,400	(76,440)

		(676,256)

Food Products — (1.0)%
B&G Foods, Inc.	41,800	(1,488,080)
Snyder’s-Lance, Inc.	60,200	(2,084,124)

		(3,572,204)

Gas Utilities — (0.0)%
New Jersey Resources Corp.	3,500	(138,950)

Health Care Equipment & Supplies — (2.8)%
AtriCure, Inc.*	10,500	(254,625)
AxoGen, Inc.*	9,800	(164,150)
DexCom, Inc.*	54,900	(4,015,935)
Entellus Medical, Inc.*	9,700	(160,632)
GenMark Diagnostics, Inc.*	30,400	(359,632)
Globus Medical, Inc. (Class A Stock)*	5,900	(195,585)
K2M Group Holdings, Inc.*	26,200	(638,232)
Nevro Corp.*	12,600	(937,818)
NuVasive, Inc.*	32,400	(2,492,208)
Penumbra, Inc.*	7,600	(666,900)

		(9,885,717)

Health Care Providers & Services — (2.3)%
Acadia Healthcare Co., Inc.*	55,500	(2,740,590)
BioTelemetry, Inc.*	18,000	(602,100)
Capital Senior Living Corp.*	19,000	(288,990)
Diplomat Pharmacy, Inc.*	34,600	(512,080)
Envision Healthcare Corp.*	39,000	(2,444,130)
Patterson Cos., Inc.	8,600	(403,770)
Premier, Inc. (Class A Stock)*	10,600	(381,600)
Surgery Partners, Inc.*	24,400	(555,100)

		(7,928,360)

Health Care Technology — (0.8)%
Allscripts Healthcare Solutions, Inc.*	30,300	(386,628)
athenahealth, Inc.*	4,100	(576,255)
Evolent Health, Inc. (Class A Stock)*	17,900	(453,765)
Omnicell, Inc.*	24,100	(1,038,710)
Vocera Communications, Inc.*	12,700	(335,534)

		(2,790,892)

Hotels, Restaurants & Leisure — (3.1)%
Marriott International, Inc. (Class A Stock)	37,900	(3,801,749)

Planet Fitness, Inc. (Class A Stock)	23,700	(553,158)
SeaWorld Entertainment, Inc.	37,000	(601,990)
Sonic Corp.	21,300	(564,237)
Starbucks Corp.	52,600	(3,067,106)
Vail Resorts, Inc.	10,600	(2,149,998)

		(10,738,238)

Household Durables — (0.7)%
Garmin Ltd.	7,900	(403,137)
Installed Building Products, Inc.*	3,300	(174,735)
TRI Pointe Group, Inc.*	31,400	(414,166)
Universal Electronics, Inc.*	8,100	(541,485)
Whirlpool Corp.	4,900	(938,938)

		(2,472,461)

Household Products — (0.1)%
WD-40 Co.	3,700	(408,295)

Insurance — (1.1)%
MBIA, Inc.*	25,800	(243,294)
Mercury General Corp.	7,000	(378,000)
RenaissanceRe Holdings Ltd. (Bermuda)	20,400	(2,836,620)
RLI Corp.	5,500	(300,410)

		(3,758,324)

Internet & Direct Marketing Retail — (1.1)%
Etsy, Inc.*	57,100	(856,500)
Liberty Ventures (Class A Stock)*	58,480	(3,057,919)

		(3,914,419)

Internet Software & Services — (0.9)%
2U, Inc.*	8,800	(412,896)
Benefitfocus, Inc.*	15,900	(577,965)
Box, Inc. (Class A Stock)*	49,000	(893,760)
GTT Communications, Inc.*	20,400	(645,660)
Q2 Holdings, Inc.*	12,100	(447,095)

		(2,977,376)

IT Services — (3.0)%
Blackhawk Network Holdings, Inc.*	34,800	(1,517,280)
FleetCor Technologies, Inc.*	4,000	(576,840)
PayPal Holdings, Inc.*	65,000	(3,488,550)
Square, Inc. (Class A Stock)*	149,300	(3,502,578)
Vantiv, Inc. (Class A Stock)*	9,600	(608,064)
WEX, Inc.*	8,000	(834,160)

		(10,527,472)

Leisure Products — (0.8)%
Mattel, Inc.	101,200	(2,178,836)
Vista Outdoor, Inc.*	22,200	(499,722)

		(2,678,558)

Life Sciences Tools & Services — (0.1)%
Luminex Corp.	12,300	(259,776)
NanoString Technologies, Inc.*	11,800	(195,172)

		(454,948)

Machinery — (2.9)%
CIRCOR International, Inc.	10,400	(617,552)
Flowserve Corp.	73,000	(3,389,390)

John Bean Technologies Corp.	2,400	(235,200)
RBC Bearings, Inc.*	14,400	(1,465,344)
Sun Hydraulics Corp.	5,700	(243,219)
Trinity Industries, Inc.	7,900	(221,437)
Wabtec Corp.	44,300	(4,053,450)

		(10,225,592)

Media — (2.1)%
AMC Entertainment Holdings, Inc. (Class A Stock)	8,100	(184,275)
Charter Communications, Inc. (Class A Stock)*	9,600	(3,233,760)
EW Scripps Co. (The) (Class A Stock)*	11,300	(201,253)
IMAX Corp.*	40,700	(895,400)
Lions Gate Entertainment Corp. (Class A Stock)*	105,900	(2,988,498)

		(7,503,186)

Metals & Mining — (0.5)%
Allegheny Technologies, Inc.	17,000	(289,170)
Carpenter Technology Corp.	8,400	(314,412)
Compass Minerals International, Inc.	15,500	(1,012,150)
Haynes International, Inc.	6,900	(250,539)

		(1,866,271)

Mortgage Real Estate Investment Trusts (REITs) — (0.3)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(224,455)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,700	(724,979)

		(949,434)

Multi-Utilities — (1.8)%
Black Hills Corp.	13,900	(937,833)
Consolidated Edison, Inc.	26,400	(2,133,648)
Dominion Energy, Inc.	41,800	(3,203,134)

		(6,274,615)

Oil, Gas & Consumable Fuels — (2.4)%
Callon Petroleum Co.*	125,100	(1,327,311)
Matador Resources Co.*	8,800	(188,056)
Murphy Oil Corp.	63,800	(1,635,194)
Occidental Petroleum Corp.	49,700	(2,975,539)
Parsley Energy, Inc. (Class A Stock)*	33,200	(921,300)
PDC Energy, Inc.*	33,400	(1,439,874)

		(8,487,274)

Personal Products — (0.1)%
Nu Skin Enterprises, Inc. (Class A Stock)	7,300	(458,732)

Pharmaceuticals — (1.1)%
Dermira, Inc.*	3,600	(104,904)
Horizon Pharma PLC*	83,900	(995,893)
Impax Laboratories, Inc.*	47,700	(767,970)
Medicines Co. (The)*	44,400	(1,687,644)
Zogenix, Inc.*	14,900	(216,050)

		(3,772,461)

Professional Services — (0.9)%
Exponent, Inc.	3,400	(198,220)
IHS Markit Ltd.*	21,600	(951,264)
Nielsen Holdings PLC	18,700	(722,942)
WageWorks, Inc.*	20,000	(1,344,000)

		(3,216,426)

Real Estate Management & Development — (0.0)%
Howard Hughes Corp. (The)*	1,100	(135,124)

Road & Rail — (1.1)%
Genesee & Wyoming, Inc. (Class A Stock)*	10,300	(704,417)
Knight Transportation, Inc.	46,900	(1,737,645)
Werner Enterprises, Inc.	44,900	(1,317,815)

		(3,759,877)

Semiconductors & Semiconductor Equipment — (2.3)%
Cypress Semiconductor Corp.	52,600	(717,990)
Ichor Holdings Ltd.*	4,900	(98,784)
Inphi Corp.*	24,500	(840,350)
Integrated Device Technology, Inc.*	12,300	(317,217)
MACOM Technology Solutions Holdings, Inc.*	33,100	(1,845,987)
Microchip Technology, Inc.	45,200	(3,488,536)
NeoPhotonics Corp.*	25,900	(199,948)
Xperi Corp.	17,000	(506,600)

		(8,015,412)

Software — (5.1)%
Blackline, Inc.*	24,700	(882,778)
BroadSoft, Inc.*	3,600	(154,980)
Guidewire Software, Inc.*	3,300	(226,743)
Proofpoint, Inc.*	26,400	(2,292,312)
PROS Holdings, Inc.*	13,200	(361,548)
ServiceNow, Inc.*	13,500	(1,431,000)
Splunk, Inc.*	57,300	(3,259,797)
Tableau Software, Inc. (Class A Stock)*	36,900	(2,260,863)
Ultimate Software Group, Inc. (The)*	13,100	(2,751,786)
Workday, Inc. (Class A Stock)*	43,700	(4,238,900)

		(17,860,707)

Specialty Retail — (1.6)%
Advance Auto Parts, Inc.	15,500	(1,807,145)
AutoZone, Inc.*	1,800	(1,026,828)
Monro Muffler Brake, Inc.	18,100	(755,675)
O’Reilly Automotive, Inc.*	8,600	(1,881,164)

		(5,470,812)

Technology Hardware, Storage & Peripherals — (0.7)%
Cray, Inc.*	20,100	(369,840)
Diebold Nixdorf, Inc.	31,200	(873,600)
Electronics For Imaging, Inc.*	24,700	(1,170,286)

		(2,413,726)

Textiles, Apparel & Luxury Goods — (1.2)%
Hanesbrands, Inc.	134,400	(3,112,704)
VF Corp.	20,100	(1,157,760)

		(4,270,464)

Thrifts & Mortgage Finance — (0.1)%
Northwest Bancshares, Inc.	27,400	(427,714)

Trading Companies & Distributors — (0.4)%
Air Lease Corp.	28,200	(1,053,552)
SiteOne Landscape Supply, Inc.*	9,900	(515,394)

		(1,568,946)

Wireless Telecommunication Services — (0.2)%
Shenandoah Telecommunications Co.	22,900	(703,030)

TOTAL SECURITIES SOLD SHORT (proceeds received $223,379,492)	(239,352,123)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 31.6% (cost $75,940,407)	110,494,363
Other assets in excess of liabilities(z) — 68.4%	239,136,299

NET ASSETS — 100.0%	$349,630,662

The following abbreviations are used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown reflect yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$299,542,130

Appreciation	60,634,701
Depreciation	(10,330,345)

Net Unrealized Appreciation	$50,304,356

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
22	S&P 500 E-Mini Index	Sep. 2017	$2,671,240	$2,662,990	$(8,250)

A security with a market value of $149,676 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,825,394	$—	$—
Auto Components	2,442,250	—	—
Banks	11,663,134	—	—
Beverages	5,032,370	—	—
Biotechnology	16,098,830	—	—
Building Products	6,393,307	—	—
Capital Markets	1,253,630	—	—

Chemicals	5,046,423	—	—
Commercial Services & Supplies	1,124,395	—	—
Communications Equipment	9,841,359	—	—
Construction & Engineering	5,715,507	—	—
Construction Materials	397,406	—	—
Consumer Finance	1,160,499	—	—
Containers & Packaging	4,008,104	—	—
Distributors	1,565,266	—	—
Diversified Consumer Services	188,184	—	—
Diversified Telecommunication Services	3,157,000	—	—
Electric Utilities	4,474,566	—	—
Electrical Equipment	101,430	—	—
Electronic Equipment, Instruments & Components	6,265,533	—	—
Energy Equipment & Services	947,909	—	—
Equity Real Estate Investment Trusts (REITs)	11,562,076	—	—
Food & Staples Retailing	129,870	—	—
Food Products	10,393,810	—	—
Gas Utilities	6,378,710	—	—
Health Care Equipment & Supplies	18,886,182	—	—
Health Care Providers & Services	13,643,580	—	—
Health Care Technology	4,559,842	—	—
Hotels, Restaurants & Leisure	9,637,410	—	—
Household Durables	10,120,470	—	—
Independent Power & Renewable Electricity Producers	2,647,195	—	—
Industrial Conglomerates	763,200	—	—
Insurance	5,853,988	—	—
Internet & Direct Marketing Retail	5,625,793	—	—
Internet Software & Services	14,833,109	—	—
IT Services	7,445,581	—	—
Life Sciences Tools & Services	2,421,660	—	—
Machinery	10,545,347	—	—
Media	3,731,534	—	—
Metals & Mining	9,315,031	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,462,455	—	—
Multi-Utilities	3,208,180	—	—
Multiline Retail	3,193,866	—	—
Oil, Gas & Consumable Fuels	15,293,286	—	—
Paper & Forest Products	1,963,976	—	—
Personal Products	239,400	—	—
Pharmaceuticals	6,565,598	—	—
Professional Services	1,242,500	—	—
Real Estate Management & Development	2,154,127	—	—
Road & Rail	550,321	—	—
Semiconductors & Semiconductor Equipment	11,464,723	—	—
Software	26,953,018	—	—
Specialty Retail	7,714,148	—	—
Technology Hardware, Storage & Peripherals	7,535,612	—	—
Textiles, Apparel & Luxury Goods	1,821,119	—	—
Thrifts & Mortgage Finance	886,170	—	—
Trading Companies & Distributors	2,024,050	—	—
Water Utilities	314,752	—	—
Wireless Telecommunication Services	4,080,464	—	—
Affiliated Mutual Fund	7,832,161	—	—
U.S. Treasury Obligation	—	149,676	—
Common Stocks-Short
Aerospace & Defense	(5,043,135)	—	—
Air Freight & Logistics	(284,570)	—	—
Auto Components	(310,640)	—	—
Banks	(6,968,132)	—	—
Beverages	(537,285)	—	—
Biotechnology	(15,370,915)	—	—
Capital Markets	(1,607,666)	—	—
Chemicals	(6,451,797)	—	—
Commercial Services & Supplies	(5,515,239)	—	—

Communications Equipment	(8,603,294)	—	—
Construction & Engineering	(1,490,750)	—	—
Consumer Finance	(670,450)	—	—
Containers & Packaging	(3,343,032)	—	—
Diversified Consumer Services	(170,775)	—	—
Electric Utilities	(4,491,708)	—	—
Electrical Equipment	(1,971,816)	—	—
Electronic Equipment, Instruments & Components	(3,934,270)	—	—
Energy Equipment & Services	(7,036,583)	—	—
Equity Real Estate Investment Trusts (REITs)	(15,247,793)	—	—
Food & Staples Retailing	(676,256)	—	—
Food Products	(3,572,204)	—	—
Gas Utilities	(138,950)	—	—
Health Care Equipment & Supplies	(9,885,717)	—	—
Health Care Providers & Services	(7,928,360)	—	—
Health Care Technology	(2,790,892)	—	—
Hotels, Restaurants & Leisure	(10,738,238)	—	—
Household Durables	(2,472,461)	—	—
Household Products	(408,295)	—	—
Insurance	(3,758,324)	—	—
Internet & Direct Marketing Retail	(3,914,419)	—	—
Internet Software & Services	(2,977,376)	—	—
IT Services	(10,527,472)	—	—
Leisure Products	(2,678,558)	—	—
Life Sciences Tools & Services	(454,948)	—	—
Machinery	(10,225,592)	—	—
Media	(7,503,186)	—	—
Metals & Mining	(1,866,271)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(949,434)	—	—
Multi-Utilities	(6,274,615)	—	—
Oil, Gas & Consumable Fuels	(8,487,274)	—	—
Personal Products	(458,732)	—	—
Pharmaceuticals	(3,772,461)	—	—
Professional Services	(3,216,426)	—	—
Real Estate Management & Development	(135,124)	—	—
Road & Rail	(3,759,877)	—	—
Semiconductors & Semiconductor Equipment	(8,015,412)	—	—
Software	(17,860,707)	—	—
Specialty Retail	(5,470,812)	—	—
Technology Hardware, Storage & Peripherals	(2,413,726)	—	—
Textiles, Apparel & Luxury Goods	(4,270,464)	—	—
Thrifts & Mortgage Finance	(427,714)	—	—
Trading Companies & Distributors	(1,568,946)	—	—
Wireless Telecommunication Services	(703,030)	—	—
Other Financial Instruments*
Futures Contracts	(8,250)	—	—

Total	$110,336,437	$149,676	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.5%
Alaska — 1.3%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$598,397
City of Valdez, Revenue, ExxonMobil International Holdings, Inc., Rfdg	0.960	%(c)	10/01/25	1,100	1,100,000

					1,698,397

Arizona — 4.7%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.579	%(c)	01/01/37	2,005	1,762,956
Arizona Industrial Development Authority, Revenue, Basis School Project, Series A, Rfdg, 144A	5.000%		07/01/26	255	278,552
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	705	724,691
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000%		02/15/26	750	836,647
Maricopa County Industrial Development Authority, Revenue, Horizon Community Learning Center, Rfdg	4.000%		07/01/26	1,000	1,012,840
Maricopa County Industrial Development Authority, Revenue, Paradise School Project, Rfdg, 144A	4.000%		07/01/26	500	501,880
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000%		07/01/26	350	359,058
Salt Verde Fin Corp., Gas Revenue	5.250%		12/01/21	505	561,636

					6,038,260

Arkansas — 0.6%
County of Baxter Regional Medical Center, Revenue, Series A, Rfdg	5.000%		09/01/22	700	800,408

California — 7.8%
California Health Facilities Financing Authority, Revenue, Kaiser Permanente, Series A-1	5.000%		11/01/27	1,000	1,251,610
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000%		06/01/26	500	532,815
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000%		07/01/22	250	255,190
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	427,760
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/24	270	292,618
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/25	285	307,458
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000%		08/01/25	330	346,988
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	500	525,320
California Statewide Communities Development Authority, Revenue, St. Joseph Healthcare System, AGM (Escrowed to Maturity date 07/01/18)(mm)	4.500%		07/01/18	340	345,654
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000%		09/01/21	755	845,577
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%		09/01/19	385	403,715
City of Los Angeles, Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation, Rfdg	4.000%		05/15/18	225	229,309
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000%		09/01/22	225	254,833
Golden State Tobacco Securitization Corp., Revenue, Series A-1, Rfdg	5.000%		06/01/26	1,000	1,191,200

Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	2.242	%(c)	11/15/27	700	665,077
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	175	177,431
Long Beach Bond Finance Authority, Revenue, Series A	5.250%		11/15/19	140	150,668
Palomar Health, Revenue, Rfdg	5.000%		11/01/24	500	573,180
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A-1	2.254	%(c)	11/01/38	1,360	1,186,641
Tobacco Securitization Authority of Northern California, Revenue, Series A-1, Rfdg	4.750%		06/01/23	30	30,067

					9,993,111

Colorado — 3.7%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000%		11/01/24	520	524,592
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000%		07/01/19	100	105,901
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000%		01/01/22	300	313,836
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	737,944
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/22	125	136,669
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/24	300	322,737
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%		12/01/19	515	540,657
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%		09/01/20	650	717,515
Park Creek Metropolitan District, Series A, Specialty Tax, Rfdg	5.000%		12/01/23	1,100	1,266,661

					4,666,512

Delaware — 1.1%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250%		06/01/26	800	749,040
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800%		09/01/26	525	501,952
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000%		07/01/22	100	105,855
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	5.000%		07/01/23	100	111,670

					1,468,517

District of Columbia — 1.8%
District of Columbia Friendship Public Charter School, Revenue	3.550%		06/01/22	795	816,679
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%		07/01/23	275	307,409
Metropolitan Washington Airports Authority, Revenue, AMT	5.000%		10/01/26	1,000	1,211,150

					2,335,238

Florida — 7.4%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%		12/01/23	150	172,189
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%		12/01/25	400	465,640
Cityplace Community Development District, Special Assessment, Rfdg	5.000%		05/01/20	740	794,464
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%		04/01/21	40	42,720

Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	527,265
Lakewood Ranch Stewardship District, Special Assessment	4.000%	05/01/21	400	405,812
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	400	407,732
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/26	250	252,005
Lakewood Ranch Stewardship District, Special Assessment	4.625%	05/01/27	500	511,285
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950%	12/15/21	250	257,095
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000%	05/01/27	1,000	1,079,790
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	109,500
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	346,986
Village Community Development District No. 4, Special Assessment, Rfdg	4.125%	05/01/21	95	99,990
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000%	05/01/21	160	163,141
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	105	108,006
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/21	170	175,736
Village Community Development District No. 6, Special Assessment, Rfdg	4.000%	05/01/26	250	271,230
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	485	515,924
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/25	240	260,640
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/24	875	944,134
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/26	285	302,305
Village Community Development District No. 10, Special Assessment	4.500%	05/01/23	315	332,766
Village Community Development District No. 11, Special Assessment	3.250%	05/01/19	380	381,296
Village Community Development District No. 12, Special Assessment	2.875%	05/01/21	500	492,920

				9,420,571

Georgia — 0.6%
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	625	707,925

Guam — 1.5%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	434,196
Territory of Guam, Revenue, Series A	5.000%	01/01/23	250	274,892
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	1,100	1,215,313

				1,924,401

Hawaii — 0.8%
State of Hawaii Department of Budget & Finance, Revenue, Hawaii Electric Co., AMT, Rfdg	3.100%	05/01/26	1,000	1,003,670

Idaho — 1.6%
County of Nez Perce, Revenue, Rfdg	2.750%		10/01/24	1,000	964,500
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000%		09/01/22	1,000	1,099,090

					2,063,590

Illinois — 16.2%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%		12/01/18	250	255,350
Chicago Board of Education, Series A, NATL, GO, Rfdg	5.000%		12/01/18	160	164,096
Chicago Board of Education, Series D, GO, AGM	5.000%		12/01/17	100	100,870
Chicago O’Hare International Airport, Revenue, General Senior Lien, Series D, AMT	5.000%		01/01/26	300	356,118
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%		01/01/23	200	230,666
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000%		06/01/22	1,630	1,796,390
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%		01/01/20	20	20,045
City of Chicago, Series A, GO	4.000%		12/01/17	275	275,110
City of Chicago, Series A, GO	4.000%		12/01/18	225	225,457
City of Chicago, Series A, GO, AGM, Rfdg	5.000%		01/01/21	50	50,876
City of Chicago, Series A, GO, Rfdg	5.000%		01/01/18	240	241,361
City of Chicago, Series A, GO, Rfdg	5.000%		01/01/24	335	336,953
City of Chicago, Series B, GO	5.000%		01/01/18	600	603,402
City of Chicago, Series B, GO, Rfdg	5.000%		01/01/19	750	761,272
City of Chicago, Series B, GO, Rfdg	5.000%		01/01/23	250	253,720
City of Chicago, Series C, GO, Rfdg	5.000%		01/01/22	630	642,707
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%		01/01/20	1,120	1,180,883
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000%		01/01/25	350	383,603
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000%		01/01/18	200	202,616
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000%		01/01/22	850	950,334
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%		11/01/21	250	266,300
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%		11/01/17	315	317,725
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250%		11/01/18	250	259,787
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%		11/01/19	490	513,657
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%		11/01/20	1,065	1,132,553
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%		11/01/20	385	421,775
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%		11/01/22	195	220,104
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000%		03/01/22	275	312,172
County of Cook, Series A, GO, Rfdg	5.000%		11/15/23	1,000	1,135,180
Illinois Finance Authority, Presbyterian Homes, Revenue, LIBOR, Series B, Rfdg (Mandatory Put Date 05/01/21)	2.085	%(c)	05/01/36	500	502,335
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%		11/01/18	60	61,993
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	%(c)	11/01/30	350	381,790
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(mm)	4.500%		05/15/20	5	5,156
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(mm)	4.500%		05/15/20	170	175,290
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%		08/15/23	600	626,742
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%		08/15/19	110	116,901

Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	680	777,138
State of Illinois	5.000%	02/01/22	200	208,622
State of Illinois, GO, Rfdg	5.000%	01/01/18	475	481,398
State of Illinois, GO, Rfdg	5.000%	08/01/18	75	76,829
State of Illinois, GO, Rfdg	5.000%	02/01/24	500	521,765
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%	01/01/20	200	211,908
State of Illinois, Series A, GO	4.000%	01/01/23	360	357,718
State of Illinois, Series A, GO	5.000%	04/01/20	100	103,579
State of Illinois, Series A, GO, AGM	4.000%	09/01/22	150	151,724
State of Illinois, Series B, GO, Rfdg	5.250%	01/01/18	250	253,678
State of Illinois, Series B, GO, Rfdg	5.250%	01/01/21	715	747,511
State of Illinois, Revenue	5.000%	06/15/24	480	542,069
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	525	543,601
State of Illinois, Revenue, Series A, GO	4.000%	06/15/19	150	156,077

				20,614,906

Indiana — 0.7%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	887,881

Iowa — 0.8%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	540	553,597
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	423,516

				977,113

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	543,425

Louisiana — 2.2%
City of New Orleans, GO, Rfdg	5.000%	12/01/22	100	116,058
City of New Orleans, GO, Rfdg	5.000%	12/01/23	150	176,264
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/23	300	347,796
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/24	200	235,396
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	304,347
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000%	06/01/21	750	846,442
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	427,108
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	383,803

				2,837,214

Maryland — 1.4%
City of Baltimore, Revenue, Convention Center Hotel, Rfdg	5.000%	09/01/25	500	582,985
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	409,620
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	109,160
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	110,488
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	565,865

				1,778,118

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%		04/15/20	325	336,011

Michigan — 1.1%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%		07/01/18	640	655,475
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%		07/01/22	400	456,252
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500%		12/01/20	260	269,462

					1,381,189

Minnesota — 1.0%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%		07/01/22	480	487,181
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%		09/01/19	185	198,875
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%		11/15/20	500	545,160

					1,231,216

Mississippi — 0.8%
Mississippi Business Finance Corp., Revenue, Variable Chevron Corp., Series F	0.970	%(c)	11/01/35	1,000	1,000,000

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%		02/01/19	500	504,220
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%		05/01/19	125	131,624

					635,844

Nevada — 1.3%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%		07/01/21	500	566,700
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000	%(c)	03/01/36	1,000	1,049,990

					1,616,690

New Jersey — 8.7%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%		11/01/19	500	513,385
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000%		06/15/21	625	664,500
New Jersey Building Authority, Revenue, Series A, Rfdg (Escrowed to Maturity date 06/15/21)(mm)	5.000%		06/15/21	60	68,651
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750%		06/15/19	245	255,758
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%		01/01/23	500	557,355
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%		09/01/18	85	87,857
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(mm)	5.000%		03/01/19	150	159,735
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%		06/15/22	500	533,885
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000%		05/01/19	275	287,711

New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%		09/15/19	1,455	1,533,235
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%		07/01/20	290	311,907
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%		07/01/19	150	157,530
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	235	250,975
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000%		07/01/23	500	578,030
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000%		07/01/21	125	141,935
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/19	100	104,913
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/22	1,000	1,074,370
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%		12/15/21	175	199,350
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%		12/15/20	200	220,276
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250%		12/15/19	440	467,157
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/20	100	109,451
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	390,407
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	2,355	2,360,887

					11,029,260

New York — 4.2%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000%		12/01/21	500	553,950
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000	%(c)	02/01/29	500	500,590
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/22	1,000	1,130,410
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/23	1,000	1,144,930
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%		12/01/20	1,510	1,657,134
Port Authority of New York & New Jersey, Revenue, Series 188, AMT, Rfdg	5.000%		05/01/23	325	381,453

					5,368,467

North Carolina — 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%		10/01/20	500	532,305

North Dakota — 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Escrowed to Maturity date 07/01/20)(mm)	4.000%		07/01/20	500	538,710

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%		06/01/24	2,800	2,703,596
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000%		02/15/25	695	799,445
County of Hamilton, Revenue, Christ Hospital Project	5.000%		06/01/20	465	510,844

					4,013,885

Oklahoma — 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000	%(c)	06/01/35	250	269,848

Oregon — 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%		10/01/19	315	329,254

Pennsylvania — 4.2%
Allentown Neighborhood Improvement Zone Development Authority, Revenue, 144A	5.000%		05/01/22	555	596,880
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%		10/01/24	500	506,005
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000%		12/01/23	500	587,245
Lancaster County Hospital Authority, Revenue, Brethren Village Project, Rfdg	5.000%		07/01/24	500	556,725
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%		01/01/18	800	799,760
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%		07/01/20	610	628,404
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%		12/31/18	250	261,862
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%		07/01/30	780	781,100
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%		07/01/26	370	370,640
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%		07/01/23	300	300,864

					5,389,485

Puerto Rico — 0.4%
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%		07/01/17	40	40,005
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%		08/01/18	210	212,959
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/17	150	150,528
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/18	105	108,359

					511,851

Rhode Island — 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000%		06/01/22	265	296,037

Tennessee — 0.7%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%		09/01/23	515	595,803
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%		02/01/20	270	291,519

					887,322

Texas — 11.8%
Austin Convention Enterprises, Inc., Revenue, Second Tier Convention, Rfdg	5.000%		01/01/25	650	747,116
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000%		07/15/24	500	572,450
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%		12/01/21	1,000	1,072,670

Central Texas Regional Mobility Authority, Revenue, Senior Lien, Series A, Rfdg	5.000%		01/01/23	1,000	1,160,680
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%		01/01/21	180	199,404
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%		08/15/22	150	170,016
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%		08/15/22	500	520,090
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/17	200	200,742
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/18	115	118,568
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%		08/15/31	410	444,670
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	4.000%		08/15/23	610	662,015
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg, 144A	5.000%		04/01/20	750	792,780
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000%		11/01/22	450	517,946
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%		09/01/20	200	208,690
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	161,291
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	161,466
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%		02/15/22	90	94,253
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	551,105
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	314,697
New Hope Cultural Education Facilities Finance Corp., Revenue, Jubilee Academic Center Project, 144A	4.250%		08/15/27	500	500,165
New Hope Cultural Education Facilities Finance Corp., Revenue, MRC Crestview, Rfdg	4.000%		11/15/26	1,060	1,043,973
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	111,212
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000%		11/15/20	450	486,374
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	630	690,776
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, LIBOR, Series B	1.535	%(c)	12/15/26	825	784,855
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series A	5.250%		12/15/19	100	107,883
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250%		12/15/26	1,005	1,222,281
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, LIBOR	1.704	%(c)	09/15/27	1,515	1,447,022

					15,065,190

Utah — 0.4%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000%		07/01/22	250	288,698
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300%		04/15/25	240	241,454

					530,152

Vermont — 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%		05/01/21	100	104,685

Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%		10/01/19	250	227,528
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000%		10/01/18	100	95,009

					322,537

Virginia — 1.4%
Virginia College Building Authority, Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000%		07/01/20	525	560,700
Virginia College Building Authority, Revenue, Marymount University Project, Series B, 144A	5.000%		07/01/20	500	534,000
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%		07/01/22	150	157,299
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150	%(c)	10/01/40	500	507,940

					1,759,939

Washington — 0.7%
Skagit County Public Hospital District No. 1, Revenue, Rfdg	4.000%		12/01/22	500	535,420
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%		07/01/20	300	331,182

					866,602

West Virginia — 0.4%
West Virginia Economic Development Authority, Revenue, Morgantown Energy Association, AMT, Rfdg	2.875%		12/15/26	475	460,665

Wisconsin — 3.0%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000%		06/01/23	500	527,565
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000%		01/01/24	1,000	1,107,390
Public Finance Authority, Revenue, Series E, AMT, Rfdg	5.000%		07/01/23	2,000	2,158,980

					3,793,935

TOTAL INVESTMENTS — 100.5% (cost $127,467,551)(x)					128,030,336
Liabilities in excess of other assets — (0.5)%					(697,593)

NET ASSETS — 100.0%					$127,332,743

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.
(mm)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$127,381,604

Appreciation	1,486,811
Depreciation	(838,079)

Net Unrealized Appreciation	$648,732

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$1,698,397	$—
Arizona	—	6,038,260	—
Arkansas	—	800,408	—
California	—	9,993,111	—
Colorado	—	4,666,512	—
Delaware	—	1,468,517	—
District of Columbia	—	2,335,238	—
Florida	—	9,420,571	—
Georgia	—	707,925	—
Guam	—	1,924,401	—
Hawaii	—	1,003,670	—
Idaho	—	2,063,590	—
Illinois	—	20,614,906	—
Indiana	—	887,881	—
Iowa	—	977,113	—
Kentucky	—	543,425	—
Louisiana	—	2,837,214	—
Maryland	—	1,778,118	—
Massachusetts	—	336,011	—
Michigan	—	1,381,189	—
Minnesota	—	1,231,216	—
Mississippi	—	1,000,000	—
Missouri	—	635,844	—
Nevada	—	1,616,690	—
New Jersey	—	11,029,260	—
New York	—	5,368,467	—
North Carolina	—	532,305	—
North Dakota	—	538,710	—
Ohio	—	4,013,885	—
Oklahoma	—	269,848	—
Oregon	—	329,254	—
Pennsylvania	—	5,389,485	—
Puerto Rico	—	511,851	—
Rhode Island	—	296,037	—
Tennessee	—	887,322	—
Texas	—	15,065,190	—
Utah	—	530,152	—
Vermont	—	104,685	—
Virgin Islands	—	322,537	—
Virginia	—	1,759,939	—
Washington	—	866,602	—
West Virginia	—	460,665	—
Wisconsin	—	3,793,935	—

Total	$—	$128,030,336	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Diversified REITs — 5.7%
Forest City Realty Trust, Inc. (Class A Stock)	32,258	$779,676
Gramercy Property Trust	7,158	212,664
Spirit Realty Capital, Inc.	51,246	379,733

		1,372,073

Health Care REITs — 12.5%
Community Healthcare Trust, Inc.	13,197	337,711
MedEquities Realty Trust, Inc.	22,247	280,757
Medical Properties Trust, Inc.	36,286	467,001
Physicians Realty Trust	18,879	380,223
Ventas, Inc.	15,502	1,077,079
Welltower, Inc.	5,747	430,163

		2,972,934

Hotel & Resort REITs — 7.7%
DiamondRock Hospitality Co.	47,548	520,651
MGM Growth Properties LLC (Class A Stock)	15,340	447,775
Park Hotels & Resorts, Inc.	20,314	547,665
Sunstone Hotel Investors, Inc.	19,876	320,401

		1,836,492

Industrial REITs — 10.5%
Duke Realty Corp.	27,580	770,861
First Industrial Realty Trust, Inc.	12,536	358,780
Prologis, Inc.	7,845	460,031
Rexford Industrial Realty, Inc.	18,572	509,616
STAG Industrial, Inc.	14,909	411,488

		2,510,776

Office REITs — 13.5%
Alexandria Real Estate Equities, Inc.	2,842	342,376
Boston Properties, Inc.	2,928	360,202
Columbia Property Trust, Inc.	19,408	434,351
Cousins Properties, Inc.	35,576	312,713
Hudson Pacific Properties, Inc.	21,482	734,469
SL Green Realty Corp.	6,137	649,295
Vornado Realty Trust	4,053	380,577

		3,213,983

Residential REITs — 18.6%
American Campus Communities, Inc.	3,803	179,882
Camden Property Trust	11,025	942,748
Equity LifeStyle Properties, Inc.	6,538	564,491
Equity Residential	16,821	1,107,326
Essex Property Trust, Inc.	1,160	298,433
Invitation Homes, Inc.	15,254	329,944
Mid-America Apartment Communities, Inc.	6,639	699,618
Monogram Residential Trust, Inc.	31,650	307,322

		4,429,764

Retail REITs — 14.5%
Federal Realty Investment Trust	5,213	658,871
GGP, Inc.	11,783	277,608
Macerich Co. (The)	8,684	504,193
Retail Properties of America, Inc. (Class A Stock)	46,667	569,804
Simon Property Group, Inc.	6,166	997,412
Taubman Centers, Inc.	7,744	461,155

		3,469,043

Specialized REITs — 15.0%
CoreSite Realty Corp.	944	97,732
CubeSmart	23,619	567,801
Digital Realty Trust, Inc.	3,676	415,204
EPR Properties	1,754	126,060
Equinix, Inc.	2,303	988,356
Extra Space Storage, Inc.	2,944	229,632
Four Corners Property Trust, Inc.	16,856	423,254
Public Storage	1,769	368,890
QTS Realty Trust, Inc. (Class A Stock)	7,071	370,025

		3,586,954

TOTAL LONG-TERM INVESTMENTS (cost $20,926,206)		23,392,019

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $335,106)(w)	335,106	335,106

TOTAL INVESTMENTS — 99.4% (cost $21,261,312)(x)		23,727,125
Other assets in excess of liabilities — 0.6%		136,703

NET ASSETS — 100.0%		$23,863,828

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$21,654,506

Appreciation	2,606,474
Depreciation	(533,855)

Net Unrealized Appreciation	$2,072,619

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,372,073	$—	$—
Health Care REITs	2,972,934	—	—
Hotel & Resort REITs	1,836,492	—	—
Industrial REITs	2,510,776	—	—
Office REITs	3,213,983	—	—
Residential REITs	4,429,764	—	—
Retail REITs	3,469,043	—	—
Specialized REITs	3,586,954	—	—
Affiliated Mutual Fund	335,106	—	—

Total	$23,727,125	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedules of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
REIT	Real Estate Investment Trust
Rfdg	Refunding
UTS	Unit Trust Security

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 16, 2017

By (Signature and Title) *	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 16, 2017

*	Print the name and title of each signing officer under his or her signature.